Cost of sales	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
21.	Cost of sales, without considering depreciation and amortization

(a)	The cost of sales of goods is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	37,640	58,633	69,932

Cost of production
Services provided by third parties	245,705	262,195	211,325
Consumption of materials and supplies	136,991	134,070	100,401
Direct labor	96,612	87,886	72,344
Electricity and water	51,226	44,345	41,989
Transport	24,805	16,254	10,880
Maintenance and repair	24,459	22,839	17,792
Rentals	31,156	26,591	10,852
Insurances	11,550	6,637	4,347
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	4,521	2,118	(7,581)
Cost of concentrate purchased to third parties	-	439	2,958
Other production expenses	10,025	10,464	9,789
Total cost of production of the period	637,050	613,838	475,096
Final balance of products in process and finished goods, net of depreciation and amortization	(49,206)	(45,038)	(47,216)
Cost of sales of goods, without considering depreciation and amortization	625,484	627,433	497,812

(b)	The cost of services is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Direct labor	2,128	7,398	5,983
Consumption of materials and supplies	675	1,026	868
Maintenance and repair	543	946	217
Services provided by third parties	382	1,782	1,689
Electricity and water	249	586	633
Rentals	92	423	480
Insurances	86	246	212
Transport	50	98	213
Other	113	449	459

	4,318	12,954	10,754

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
15.	Cost of sales

This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Materials and supplies	693,316	556,022	496,918
Depreciation and amortization	512,298	456,467	472,997
Labor (a)	357,692	286,058	215,839
Energy	254,243	229,272	229,035
Third parties services	159,514	144,829	100,897
Management Fees	2,743	2,867	2,793
Change in work in process inventory	(8,513)	51,412	(3,789)
Change in finished goods inventory	(5,723)	2,060	(3,951)
Other costs	45,402	39,251	42,301

	2,010,972	1,768,238	1,553,040

(a)
Labor includes an expense of US$60.2 million related to profit sharing for the year ended December 31, 2018 (US$86.4 million for the year ended December 31, 2017 and US$36.8 million for the year ended December 31, 2016).
Additionally, it includes an expense of US$69.0 million related to the Union Agreement bonus payment obtained by workers as part of the new collective labor agreement, which is effective from September 1, 2018, through August 31, 2021.

In compliance with corporate policies, the Company recognizes administrative costs directly to cost of production (approximately U$30.7 million for the year ended December 31, 2018, US$34.4 million for the year ended December 31, 2017 and US$23.4 million for the year ended December 31, 2016).
The effect of this policy is immaterial to the financial statements as a whole.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
17.	Costs applicable to sales

This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	345,489	446,503	544,325
Beginning balance of provision for net realizable value, note 8(b)	(62,540)	(84,374)	(90,298)
Consumption of supplies	215,863	240,881	228,376
Personnel expenses	82,645	99,702	87,258
Other services	43,672	66,408	73,779
Maintenance	22,585	24,033	36,213
Power	24,203	23,565	27,270
Depreciation and amortization	156,212	87,783	140,712
Workers' profit participation	3,837	1,242	12,394
Reclamation expenses related to leach pads, note 12(b)	16,284	124,124	78,494
Ending balance of provision for net realizable value, note 8(b)	89,127	62,540	84,374
Ending balance of finished goods and in-process	(341,213)	(345,489)	(446,503)

	596,164	746,918	776,394